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                                                               November 7, 1995



Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549


RE: RULE 24F-2 NOTICE FOR KEYSTONE GLOBAL OPPORTUNITIES FUND (THE "FUND") (FORMERLY NAMED KEYSTONE AMERICA GLOBAL OPPORTUNITIES FUND; REGISTRATION STATEMENT NO. 33-18774/811-5404


Sirs and Madams:

         Pursuant to Rule 24f-2(b)(1) under the Investment Company Act of 1940 (the "Act"), you are hereby notified as follows:


         (i) The fiscal year of the Fund for which this Notice is filed is the fiscal year ended September 30, 1995.


         (ii) The number of shares of the Fund registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 that remained unsold at the beginning of such fiscal year: -0-


         (iii) The number of shares of the Fund registered during such fiscal year other than pursuant to Rule 24f-2: 12,023


         (iv)   The number of shares of the Fund sold during such fiscal year:

         Class A Shares     Class B Shares     Class C Shares       Total
         --------------     --------------     --------------       -----
            1,705,057          5,208,875         1,900,476          8,814,408
          $36,180,778       $105,034,904       $38,024,894       $179,240,576


         (v) The number of shares of the Fund sold during such fiscal year in reliance upon registration pursuant to Rule 24f-2 was:
                                             8,802,385
                                          $178,952,487
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Securities and Exchange Commission
Page 2
November 7, 1995



Pursuant to Rule 24f-2(c), the filing fee for this Notice was calculated as follows:

(a)      Actual aggregate sales price of
         shares sold pursuant to Rule
         24f-2 during the financial period:                         $178,952,487

(b)      Reduced by the difference between:

         (1)      The actual aggregate redemption
                  price of shares of the Fund
                  redeemed during the financial period:              $74,477,935

                  and

         (2) The actual aggregate redemption price of such redeemed shares previously applied pursuant to Rule 24e-2(a) in filings made pursuant to Section 24(e)(1) of
                  the Act:                                             $  -0-

                                                                    $104,474,552
                                                                    ------------
(c)      Net aggregate sales price:                                 $104,474,552

(d)      Fee computed at 1/2900:                                      $36,025.65


         An opinion of counsel with respect to the legality of the above shares accompanies this Notice. If you have any questions or would like further information, please call me at (617) 338-3686.


                                               Sincerely yours,


                                           /s/ Melina M. T. Murphy
                                               ----------------------------
                                               Melina M. T. Murphy
                                               Assistant Secretary
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                                                                November 7, 1995





Keystone Global Opportunities Fund
200 Berkeley Street
Boston, Massachusetts  02116-5034


         RE:  NOTICE PURSUANT TO RULE 24F-2 UNDER THE INVESTMENT
              COMPANY ACT OF 1940 ("1940 ACT")


Gentlemen:

         I am Senior Vice President of and General Counsel to Keystone Investment Management Company (formerly named Keystone Custodian Funds, Inc.), investment adviser to Keystone Global Opportunities Fund (the "Fund"). You have asked for my opinion with respect to the issuance of 8,802,385 shares of the Fund under the Fund's Declaration of Trust ("Declaration of Trust"), and pursuant to the Fund's indefinite registration of such shares pursuant to Rule 24f-2 under the 1940 Act. The Fund is filing its Rule 24f-2 Notice to which this opinion is appended to make the issuance of such shares definite in number for fiscal year ended September 30, 1995.

         To my knowledge, a Prospectus is on file with the Securities and Exchange Commission as part of Post-Effective Amendment No. 11 to the Registration Statement covering the public offering and sale of the Fund's shares for the period during which such shares were issued.

         In my opinion, such shares, if issued and sold in accordance with the Fund's Declaration of Trust, By-Laws, as amended, ("By-Laws") and offering Prospectus, were legally issued, fully paid and nonassessable by the Fund, entitling the holders thereof to the rights set forth in the Declaration of Trust and By-Laws and subject to the limitations stated therein.

         My opinion is based upon my examination of the Declaration of Trust; a review of the minutes of the Fund's Board of Trustees, signed by the Secretary of the Fund, authorizing the registration of shares pursuant to Rule 24f-2 under the 1940 Act and the issuance of such additional shares; and the Fund's Prospectus. In my examination of such documents, I have assumed the genuineness of all signatures and the conformity of copies to originals.

         I hereby consent to the use of this opinion in connection with the Rule 24f-2 Notice filed by the Fund making definite the number of such additional shares issued.


                                               Sincerely yours,


                                           /s/ Rosemary D. Van Antwerp
                                               ----------------------------
                                               Rosemary D. Van Antwerp
                                               Senior Vice President
                                               and General Counsel